Share capital:	12 Months Ended
Dec. 31, 2024
Share capital:

14.	Share capital:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of Class A common shares and an unlimited number of Class A participating preferred shares. There are no Class A participating preferred shares outstanding.

(b)	Issued:

	December 31, 2024		December 31, 2023
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	41,535,755	$209,296	37,693,710	$208,406
Private placement	7,466,568	2,445	3,842,045	1,115
Issuance costs	329,899	(254)	-	(225)
Exercise of warrants	4,286,135	2,041	-	-
Balance, end of period:	53,618,357	$213,528	41,535,755	$209,296

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 21

During the fourth quarter of 2024, 3,736,400 warrants were exercised for consideration of $1,785 and issuance costs of $15 were recorded.

During the third quarter of 2024, the Company completed a private placement resulting in the issuance of 7,346,568 Class A common shares at a price of C$0.45 per common share for aggregate gross proceeds of $2,408. The Company recorded issuance costs of $213, including 329,899 Class A common shares issued as finders fees. Also, 228,000 warrants were exercised for consideration of $101 during the quarter ended September 30, 2024.

During the first quarter of 2024, 321,735 warrants were exercised for consideration of $155.

On January 4, 2024, the Company completed a private placement resulting in the issuance of 120,000 Units for aggregate consideration of $37. Each Unit had a purchase price of C$0.50 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.60 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black Scholes pricing model based on the risk-free rate of 3.80%, average expected warrant life of 2 years, share price estimated volatility of 79% and expected dividend payments of Nil. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $10, bringing the total costs of the issuance to $26.

On December 21, 2023, the Company completed a private placement resulting in the issuance of 1,650,000 Units for aggregate consideration of $621. Each Unit had a purchase price of C$0.50 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.60 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black Scholes pricing model based on the risk-free rate of 4.18%, average expected warrant life of 2 years, share price estimated volatility of 72% and expected dividend payments of Nil. In addition, the Corporation paid finder’s fees of $32 and issued 81,000 warrants to a third party for services rendered in connection with the transaction. The finder’s fee warrants were issued on the same terms as the private placement warrants with an exercise price of US$0.40. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $10, bringing the total costs of the issuance to $42.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 22

On October 20, 2023, the Company completed a private placement resulting in the issuance of 695,000 Units for aggregate consideration of $288. Each Unit had a purchase price of C$0.55 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.58 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black Scholes pricing model based on the risk-free rate of 4.92%, average expected warrant life of 2 years, share price estimated volatility of 73% and expected dividend payments of Nil. In addition, the Corporation paid finder’s fees of $17 and issued 41,700 warrants to a third party for services rendered in connection with the transaction. The finder’s fee warrants were issued on the same terms as the private placement warrants with an exercise price of US$0.58. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $7, bringing the total costs of the issuance to $24.

During the third quarter of 2023, the Company completed a private placement resulting in the issuance of 1,497,045 Units for aggregate consideration of $610. Each Unit had a purchase price of C$0.55 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.59 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black Scholes pricing model based on the risk-free rate of 4.70%, average expected warrant life of 2 years, share price estimated volatility of 73% and expected dividend payments of Nil. In addition, the Corporation paid finder’s fees of $35 and issued 48,600 warrants to a third party for services rendered in connection with the transaction. The finder’s fee warrants were issued on the same terms as the private placement warrants with an exercise price of US$0.49. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $16, bringing the total costs of the issuance to $51.

(c)	Contributed surplus:

	December 31,	December 31,
	2024	2023

Balance, beginning of period	$26,985	$26,603
Share-based compensation	487	244
Issuance costs	103	-
Exercise of warrants	434	-
Expiration of warrants	-	138

Balance, end of period	$28,009	$26,985

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 23

(d)	Earnings (loss) per share:

The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	2024	2023

Issued Common Shares at beginning of year	41,535,755	37,693,710

Effect of shares issued from private placement	3,404,435	752,888
Effect of shares issued from warrant exercises	1,022,776	-
Weighted average number of basic Common Shares	45,962,966	38,446,598

Effect of share options outstanding	388,722	-
Effect of RSUs outstanding	2,520,355	-
Effect of warrants outstanding	1,652,761	-
Weighted average number of diluted Common Shares	50,524,804	38,446,598

The calculation of earnings (loss) per share is based on the weighted average number of Class A common shares outstanding. Where the impact of the exercise of options or warrants is anti-dilutive, they are not included in the calculation of diluted loss per share.

For the year ended December 31, 2024, there were 310,720 outstanding share options (December 31, 2023 – Nil), 1,259,268 RSUs (December 31, 2023 – Nil) and 1,780,084 outstanding warrants (December 31, 2023 – Nil) that were excluded from the diluted weighted average number of shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of the share options and warrants was based on quoted market prices for the period during which the share options and warrants were outstanding.

(e)	Share option plan:

The Company established a share option plan to provide long-term incentives to attract, motivate, and retain certain key employees, officers, directors, and consultants providing services to the Company. The plan permitted granting options to purchase up to 10% of the outstanding Class A common shares of the Company. The share option plan was replaced by the Omnibus Incentive Plan at the Annual General Meeting on March 15, 2018 (see Note 14(f)), and all options issued and outstanding at that time will remain until such time they are exercised, expired, or forfeited. As of December 31, 2024, 699,442 share options are issued and outstanding. No additional options will be issued under this plan.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 24

The following tables summarize information regarding share options outstanding:

	December 31, 2024		December 31, 2023
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of period	794,443	$0.72	801,943	$0.77
Expired	(95,001)	0.70	(7,500)	0.70
Options outstanding, end of period	699,442	$0.72	794,443	$0.72

Options exercisable, end of period	699,442	$0.72	794,443	$0.72

Exercise Price	Options	Weighted average remaining	Options
(CDN$)	outstanding	contractual life	exercisable

0.70	528,510	2.28 years	528,510
0.80	170,932	1.88 years	170,932
	699,442	2.18 years	699,442

During the twelve months ended December 31, 2024 and 2023, the Company recognized $Nil of non-cash compensation expense related to the share option plan.

(f)	Omnibus Incentive Plan:

The Omnibus Incentive Plan (Omnibus plan) was approved by the shareholders at the Annual General Meeting on March 15, 2018 and replaces the share option plan, the employee share compensation plan and the director’s share compensation plan, which provided for shares to be issued to employees and directors as compensation for services. The omnibus plan permits the issuance of options, stock appreciation rights, restricted share units and other share-based awards under one single plan.

The maximum number of common shares reserved under the omnibus plan was 3,363,631. Any common shares reserved under the predecessor share option plan related to awards that expire or forfeit will be rolled into the omnibus plan. At the Annual General Meeting on June 29, 2021, shareholders approved replenishment of 997,253 Common Shares reserved for issuance under the omnibus plan. At the Annual General Meeting on June 29, 2023, shareholders approved replenishment of 1,300,000 Common Shares reserved for issuance under the omnibus plan, for a total reserve of 5,660,884. As of December 31, 2024, 699,442 share options (December 31, 2023 – 794,443) and 3,779,623 RSUs (December 31, 2023 – 3,779,623) are issued and outstanding. In addition, 872,183 Class A common shares were issued during 2018, 125,070 Class A common shares were issued during 2020, and 50,000 shares were issued during 2021 under the plan, leaving 134,566 awards remain available for future issuance.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 25

The following tables summarize information regarding RSUs outstanding:

	December 31,	December 31,
	2024	2023
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	2,453,744
Issued	100,000	1,325,879
Forfeitures	(100,000)	-

RSUs outstanding, end of period	3,779,623	3,779,623

During the twelve months ended December 31, 2024, 100,000 RSUs (twelve months ended December 31, 2023 – 1,325,879) were issued at a weighted average grant date fair value of C$0.50 per share (twelve months ended December 31, 2023 – C$0.58 per share). During the twelve months ended December 31, 2024, the Company recognized $398 (twelve months ended December 31, 2023 – $304) of non-cash compensation expense related to the RSUs.

(g)	Share-based compensation expense:

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the twelve months ended December 31,	2024	2023

Employees	$254	$174
Directors and advisors	144	130
Non-cash compensation	$398	$304